Property And Equipment, Net - Summary of Property And Equipment, Net And The Related Useful Lives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 62,171	$ 49,229
Less: Accumulated depreciation and amortization	(15,813)	(11,103)
Property and equipment, net	$ 46,358	38,126
Maximum
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful Life	Lesser of lease term or 15 years
Property, Plant and Equipment, Gross	$ 29,779	25,021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 11,012	8,288
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	12 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Automobiles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,546	4,900
Automobiles | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Automobiles | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Computer and equipment
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Property, Plant and Equipment, Gross	$ 5,376	4,475
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,876	2,390
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,582	$ 4,155